Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of common stock subject to possible redemption reflected on the balance sheet is reconciled

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Issuance costs allocated to Public Shares	(997,733)
Plus:
Accretion of carrying value to redemption value	6,862,708
Common stock subject to possible redemption as of December 31, 2022	117,299,975
Less:
Redemption	(114,329,594)
Add:
Accretion of carrying value to redemption value	337,983
Common stock subject to possible redemption as of December 31, 2023	$3,308,364
Less:
Redemption	(327,375)
Reduction of carrying value to redemption value due to tax	(17,000)
Common stock subject to possible redemption as of March 31, 2024	$2,963,989
Less:
Redemption	(293,261)
Add:
Increase of carrying value to redemption value due to change in tax	7,745
Common stock subject to possible redemption as of June 30, 2024	$2,678,473
Less:
Increase of carrying value to redemption value due to change in tax	(42)
Common stock subject to possible redemption as of September 30, 2024	$2,678,431

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Issuance costs allocated to Public Shares	(997,733)
Plus:
Accretion of carrying value to redemption value	6,862,708
Common stock subject to possible redemption as of December 31, 2022	117,299,975
Less:
Redemption	(114,329,594)
Add:
Accretion of carrying value to redemption value	337,983
Common stock subject to possible redemption as of December 31, 2023	$3,308,364

Schedule of calculation of basic and diluted net loss per ordinary share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2024		2023		2024		2023
	Common	Common	Common	Common	Common	Common	Common	Common
	stock	stock not	stock	stock not	stock	stock not	stock	stock not
	subject to	subject to	subject to	subject to	subject to	subject to	subject to	subject to
	possible	possible	possible	possible	possible	possible	possible	possible
	redemption	redemption	redemption	redemption	redemption	redemption	redemption	redemption
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(26,427)	$(348,577)	$(25,029)	$(228,604)	$(50,207)	$(620,118)	$(181,464)	$(576,317)
Denominator:
Basic and diluted weighted average shares outstanding	246,472	3,251,000	355,933	3,251,000	263,211	3,251,000	1,023,640	3,251,000
Basic and diluted net loss per ordinary share	$(0.11)	$(0.11)	$(0.07)	$(0.07)	$(0.19)	$(0.19)	$(0.18)	$(0.18)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2023
	Common stock	Common stock not
	subject to	subject to possible
Basic and diluted net loss per share:	possible redemption	redemption
Numerator:
Allocation of net loss	$(212,955)	$(821,638)
Denominator:
Basic and diluted weighted average shares outstanding	842,606	3,251,000
Basic and diluted net loss per ordinary share	$(0.25)	$(0.25)

	For the Year Ended December 31, 2022
	Common stock	Common stock not
	subject to	subject to possible
Basic and diluted net loss per share:	possible redemption	redemption
Numerator:
Allocation of net loss	$(542,232)	$(158,693)
Denominator:
Basic and diluted weighted average shares outstanding	11,058,904	3,236,578
Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)